Investments - Schedule of Financial Assets Designated at Fair Value Through Other Comprehensive Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Listed Investment in Rapid Critical Metals Ltd [Member]
Schedule of Investmen [Line Items]
Increase in traded price by 10%	$ 22,394	$ 108,196
Decrease in traded price by 10%	18,322	88,524
Listed Investment in NT Minerals [Member]
Schedule of Investmen [Line Items]
Increase in traded price by 10%	25,529	126,088
Decrease in traded price by 10%	$ 20,887	$ 103,163